As filed with the Securities and Exchange Commission on June 15, 2021

File No. 333-

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	[ ]

(Check appropriate box or boxes)

WILMINGTON FUNDS

(Exact Name of Registrant as Specified in Charter)

1100 North Market Street, 9th Floor Wilmington, Delaware 19890

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

1 (800) 836-2211

(Registrant’s Area Code and Telephone Number)

Send Copies of Communications to:

John McDonnell	Alison M. Fuller, Esq.
Wilmington Funds Management Corporation	Stradley Ronon Stevens, & Young LLP
1100 North Market Street, 9th Floor Wilmington, Delaware 19890	2000 K Street, N.W., Suite 700 Washington, D.C. 20006
(NAME AND ADDRESS OF AGENT FOR SERVICE)

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class A and Class I shares of beneficial interest, without par value, of the Wilmington Broad Market Bond Fund, a series of the Registrant.

It is proposed that this filing will become effective on July 15, 2021, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

WILMINGTON FUNDS

1100 North Market Street 9th Floor

Wilmington, Delaware 19890

(800) 836-2211

WILMINGTON INTERMEDIATE-TERM BOND FUND

Class A (WIBAX) / Class I (WIBIX)

IMPORTANT SHAREHOLDER INFORMATION

The enclosed Prospectus/Information Statement is being provided to inform you that on or about [August 23], 2021, the Wilmington Intermediate-Term Bond Fund, a series of Wilmington Funds (the “Trust”), will be reorganized with and into the Wilmington Broad Market Bond Fund, also a series of the Trust (the “Transaction”). The Prospectus/Information Statement discusses this proposed Transaction and provides you with information that you should consider. The Board of Trustees of the Trust approved the Transaction and concluded that the Transaction is in the best interests of the Wilmington Intermediate-Term Bond Fund and its shareholders.

Please review the information in the Prospectus/Information Statement for your reference. You do not need to take any action regarding your account. On or about [August 23], 2021, your shares of the Wilmington Intermediate-Term Bond Fund will be converted automatically at their net asset value into the shares of the corresponding class of the Wilmington Broad Market Bond Fund.

If you have any questions, please call the Trust toll-free at 1 (800) 836-2211.

PROSPECTUS/INFORMATION STATEMENT

WILMINGTON FUNDS

1100 North Market Street 9th Floor

Wilmington, Delaware 19890

1 (800) 836-2211

PROSPECTUS/INFORMATION STATEMENT

Dated                                         , 2021

Acquisition of the Assets of:

WILMINGTON INTERMEDIATE-TERM BOND FUND (a series of Wilmington Funds)

By and in exchange for shares of:

WILMINGTON BROAD MARKET BOND FUND (a series of Wilmington Funds)

This Prospectus/Information Statement is being furnished to shareholders of Wilmington Intermediate-Term Bond Fund (the “Acquired Fund”), a series of Wilmington Funds (the “Trust”), pursuant to a Plan of Reorganization (the “Plan”) whereby (i) all of the property, assets, and goodwill (“Assets”) of the Acquired Fund will be acquired by the Wilmington Broad Market Bond Fund, also a series of the Trust (the “Acquiring Fund,” and collectively with the Acquired Fund, the “Funds”), in exchange for shares of the Acquiring Fund (the “Transaction”), and (ii) the Acquiring Fund will assume all of the liabilities of the Acquired Fund. According to the Plan, the Acquired Fund will then be liquidated and dissolved following the Transaction. The Board of Trustees of the Trust (the “Board”) has approved the Plan and the Transaction. Shareholders of the Acquired Fund are not required to and are not being asked to approve the Plan or the Transaction.

Pursuant to the Plan, holders of Class A and Class I shares of the Acquired Fund will receive the equivalent aggregate net asset value of Class A and Class I shares, respectively, of the Acquiring Fund.

The investment goals and risks of the Funds are identical. The strategies of the Funds are substantially similar, and they invest in the same universe of securities, except the Acquired Fund seeks to maintain a portfolio with a weighted average maturity of three to five years, while the Acquiring Fund seeks to maintain a portfolio with a weighted average maturity of four- to ten-years. Additionally, the fundamental and non-fundamental investment restrictions of each Fund are identical.

Each Fund is a diversified series of the Trust. Both Funds utilize Wilmington Funds Management Corporation (“WFMC”) as the investment adviser and Wilmington Trust Investment Advisors, Inc. (“WTIA” and, together with WFMC, “Adviser”) as the sub-adviser.

This Prospectus/Information Statement provides the information that you should know about the Transaction and about an investment in the Acquiring Fund. You should retain this

Prospectus/Information Statement for future reference. A Statement of Additional Information dated [    ], 2021 (the “Statement of Additional Information”), relating to this Prospectus/Information Statement contains more information about the Acquiring Fund and the Transaction, and has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

The prospectus of the Acquiring Fund, dated August 31, 2020 (the “Acquiring Fund Prospectus”), is incorporated herein by reference and is considered a part of this Prospectus/Information Statement, and is intended to provide you with information about the Acquiring Fund. A copy of the current summary prospectus for the Acquiring Fund (“Acquiring Fund Summary Prospectus”) accompanies this Prospectus/Information Statement. The prospectus of the Acquired Fund, dated August 31, 2020 (the “Acquired Fund Prospectus”), provides additional information about the Acquired Fund and is incorporated herein by reference. Acquired Fund shareholders should consult their financial advisor about whether the Acquiring Fund is appropriate for the shareholder’s investment portfolio.

You can request a free copy of the Statement of Additional Information, Acquiring Fund Prospectus or Acquired Fund Prospectus, or the Annual Report to Shareholders of the Acquiring Fund or Acquired Fund for the fiscal year ended April 30, 2021 (collectively the “Annual Reports”), by calling (800) 836-2211, or by writing to the Trust at: 1100 North Market Street, 9th Floor Wilmington, Delaware 19890.

Additional information about the Acquiring Fund can be viewed online or downloaded from the EDGAR database without charge on the SEC’s internet site at www.sec.gov. Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by mailing a written request to U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

WE ARE NOT ASKING YOU FOR A PROXY

AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

INTRODUCTION

This Introduction is only a summary of certain information contained in this Prospectus/Information Statement. You should read the more complete information in the rest of this Prospectus/Information Statement, including the Plan, attached as Exhibit A, and the Acquiring Fund Summary Prospectus included with this Prospectus/Information Statement.

The Transaction

The Plan provides for: (i) the acquisition by the Acquiring Fund of substantially all of the Assets of the Acquired Fund in exchange solely for Class A and Class I shares of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the distribution of the Acquiring Fund Shares to shareholders of the Acquired Fund holding the corresponding class of shares of the Acquired Fund; and (iv) the liquidation and dissolution of the Acquired Fund. At a meeting held on June 3, 2021, the Board, including a majority of the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), approved the Plan.

At the closing of the Transaction, all of the Acquired Fund’s Assets will be transferred to the Acquiring Fund in exchange for the Acquiring Fund Shares equal in value to the Assets of the Acquired Fund that are transferred to the Acquiring Fund and the Acquiring Fund will assume all of the liabilities of the Acquired Fund. The Acquiring Fund Shares will then be distributed pro rata to the Acquired Fund’s shareholders and the Acquired Fund will be liquidated and dissolved.

The Transaction will result in your shares of the Acquired Fund being exchanged for Acquiring Fund Shares equal in value (but having a different price per share) to your shares of the Acquired Fund. In particular, shareholders of Class A and Class I shares of the Acquired Fund will receive Class A and Class I shares of the Acquiring Fund, respectively. This means that you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring Fund, holding shares of the same class. This exchange will occur on a date agreed upon by the parties to the Plan (hereafter, the “Closing Date”), which is currently anticipated to occur on or around August 23, 2021. Class A shareholders of the Acquired Fund will not be assessed sales charges, including any contingent deferred sales charge, for the exchange of their shares for Class A shares of the Acquiring Fund. Subsequent purchases of Class A shares of the Acquiring Fund will, however, be subject to applicable sales charges.

For the reasons set forth below under “Reasons for the Transaction,” the Board has determined that the Transaction is in the best interests of the Acquired Fund and the Acquiring Fund. The Board has also concluded that the interests of the existing shareholders of the Acquired Fund and of the Acquiring Fund will not be diluted as a result of the Transaction.

How do the investment objectives, principal strategies and policies of the Acquired Fund compare against the Acquiring Fund?

Investment Objectives. The Acquired Fund and the Acquiring Fund both seek to provide current income and secondarily, capital growth.

Principal Investment Strategies and Policies. The Funds have substantially similar investment strategies and policies, except that the Acquired Fund seeks to maintain a fixed-income portfolio of securities with a weighted average maturity of three to five years, while the Acquiring Fund seeks to maintain a fixed-income portfolio with a weighted average maturity of four to ten years. Each Fund primarily invests in U.S. investment grade corporate and government fixed income securities (including mortgage-backed and asset-backed securities) in order to generate investment income, and under normal circumstances invests at least 80% of the value of its net assets in fixed income securities. Each Fund also may invest up to 5% of the Fund’s total assets in lower-rated debt securities (“junk bonds”).

Each Fund is classified as “diversified” under applicable federal law and will not concentrate its investments in any one industry.

For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the principal risks associated with investments in the Acquired Fund versus the Acquiring Fund?

At the time of the Transaction, the Acquired Fund and Acquiring Fund will have identical principal risks and in the same degree. Specifically, the Acquired Fund and Acquiring Fund share the following risks: active trading risk, call risk, changing fixed income market conditions risk, credit risk, interest rate risk, liquidity risk, mortgage-backed and asset-backed securities risk, non-investment grade securities (junk bonds) risk, and prepayment risk. For a detailed comparison of each Fund’s principal risks, see the section below entitled “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks.”

What are the general tax consequences of the Transaction?

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes (although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position). This means that, subject to the limited exceptions described below in “Information about the Transaction and the Plan – What are the tax consequences of the Transaction,” the shareholders of the Acquired Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Acquired Fund for Acquiring Fund Shares pursuant to the Transaction. Prior to and in anticipation of the closing of the Transaction, the Acquired Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Transaction. You should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor about the state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Transaction only.

For more detailed information about the federal income tax consequences of the Transaction, see “Information about the Transaction and the Plan – What are the tax consequences of the Transaction?”

Who manages the Funds?

Wilmington Funds Management Corporation (“WFMC”) serves as the investment adviser to the Funds. WMFC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation, which is a wholly owned subsidiary of M&T Bank Corporation. Wilmington Trust Investment Advisors, Inc. (“WTIA” and, together with WFMC, “Adviser”), 1100 North. Market Street, 9th Floor Wilmington, Delaware 19890, is the sub-adviser to the Funds, and provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services.

The portfolio managers of both the Acquired Fund and the Acquiring Fund are identical. Dominick J. D’Eramo, CFA, Randy H. Vogel, CFA, Wilmer C. Stith, III, CFA, and James M. Hannan are co-portfolio managers with joint responsibility for the day-to-day management of both Funds.

Dominick J. D’Eramo, CFA, is President of the Funds and Senior Vice President and Head of Fixed Income at WTIA. Mr. D’Eramo has been affiliated with Wilmington Trust Corporation since 1986 and with WFMC since 1987 as a Fixed Income Trader. He was promoted to a Portfolio Manager in 1990. In 2007, he became Director of Institutional Fixed Income, responsible for all institutional fixed income products.

Randy H. Vogel, CFA, is an Administrative Vice President, Senior Credit Analyst and Portfolio Manager for WTIA. Mr. Vogel joined Wilmington Trust in 2008. From 2006 to 2008, Mr. Vogel was employed by PNC Capital Advisors as a Senior Credit Analyst covering the banking, brokerage, utility and tele-communication industries. From 2003 to 2006, Mr. Vogel was employed by Wilmington Trust as a Senior Securities Analyst.

Wilmer C. Stith III, CFA, has been a Vice President and Portfolio Manager of WTIA since 1996. Mr. Stith has more than 20 years of experience in the investment industry. He is a CFA Charter holder. Mr. Stith earned his B.A. from Kenyon College and his M.B.A. from Loyola College in Maryland.

James M. Hannan is an Administrative Vice President and has been a Portfolio Manager of WTIA since 1996 and a Vice President of M&T Bank since April 2003. Mr. Hannan was a Money Market trader at AllFirst Bank from 1987 to 1992 and a Portfolio Manager from 1992 until its acquisition by M&T Bank in April 2003. He has more than 27 years of experience in the investment industry. Mr. Hannan earned his B.S. from the University of Maryland and his M.B.A. from George Washington University.

The Statement of Additional Information (“SAI”) for the Funds, dated August 31, 2020, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds. For information on how to obtain a copy of the SAI for the Funds, please see the section entitled, “More Information about the Funds.”

What are the fees and expenses of each Fund and what might they be after the Transaction?

The following tables describe the fees and expenses that you may pay when buying and holding shares of the Funds, depending on the share class you hold, followed by those estimated to be charged with respect to the corresponding class of Acquiring Fund Shares after the Transaction. The operating expenses shown for the Funds are based on expenses incurred during the Funds’ 12-month period ended April 30, 2021. The tables below also include the pro forma expenses for the Acquiring Fund after the Transaction with the Acquired Fund and for the relevant share classes.

FEE TABLES FOR THE FUNDS

Class A Shares
	Actual		Pro forma*
	Wilmington Intermediate-Term Bond Fund (Acquired Fund) – Class A	Wilmington Broad Market Bond Fund(Acquiring Fund) – Class A	Wilmington Broad Market Bond Fund (Acquiring Fund) – Class A after Transaction with Wilmington Intermediate- Term Bond Fund (Acquired Fund)
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.5%	4.5%	4.5%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.79%	0.36%	0.36%
Total Annual Fund Operating Expenses	1.49%	1.06%	1.06%
Fee Waiver and/or Expense Reimbursement	-0.65%[1]	-0.28%[2]	-0.28%[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.84%	0.78%	0.78%

Class I Shares
	Actual		Pro forma
	Wilmington Intermediate-Term Bond Fund (Acquired Fund) – Class I	Wilmington Broad Market Bond Fund (Acquiring Fund) – Class I	Wilmington Broad Market Bond Fund (Acquiring Fund) – Class I after Transaction with Wilmington Intermediate- Term Bond Fund (Acquired Fund)
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	None	None

Other Expenses	0.54%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.99%	0.56%	0.56%
Fee Waiver and/or Expense Reimbursement	-0.50%[1]	-0.13%[2]	-0.13%[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.49%	0.43%	0.43%

*Pro forma expenses are estimated as if the Transaction occurred on May 1, 2020.

1The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.84% and 0.49%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees

2The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A and Class I Shares will not exceed 0.78% and 0.43%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after January 31, 2022, or with the agreement of the Fund’s Board of Trustees.

3The expense limitation applicable to the Acquiring Fund will remain in effect following the reorganization.

Examples

These Examples are intended to help you compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Transaction. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. The Examples assume a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

Class A
	1 Year	3 Years	5 Years	10 Years
Acquired Fund – Class A Shares	$532	$839	$1,168	$2,096
Acquiring Fund – Class A Shares	$526	$745	$982	$1,662
Pro forma Acquiring Fund – Class A Shares (after the Transaction with Acquired Fund)	$526	$745	$982	$1,662

Class I
	1 Year	3 Years	5 Years	10 Years
Acquired Fund – Class I Shares	$50	$265	$498	$1,167
Acquiring Fund – Class I Shares	$44	$166	$300	$689
Pro forma Acquiring Fund – Class I Shares (after the Transaction with Acquired Fund)	$44	$166	$300	$689

These are just examples. They do not represent past or future expenses or returns. Each Fund pays its own operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds comprise expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of the Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

The following bar charts and tables provide some indication of the risks of investing in the Funds. The bar charts show the volatility or variability of the Acquired Fund’s and Acquiring Fund’s annual total returns over time and show that each Fund’s performance can change from year to year. The tables show the Acquired Fund’s average annual total returns for certain time periods compared to the average annual returns of the Bloomberg Barclays Intermediate Government/Credit Bond Index, the

Acquired Fund’s current benchmark. The tables also show the Acquiring Fund’s average annual total returns for certain time periods compared to the returns of the Bloomberg Barclays U.S. Aggregate Bond Index, the Acquiring Fund’s current benchmark. Remember, however, that past performance (before and after tax) is not necessarily an indication of how either the Acquired Fund or the Acquiring Fund will perform in the future.

Prior to the Transaction, the Acquired Fund and the Acquiring Fund generally invested in the same securities, although in different percentages. Therefore, although the investment strategies and holdings of the Acquired Fund and Acquiring Fund were similar, their performance was different. Following the Transaction, the Acquiring Fund expects to maintain its current allocation in longer duration fixed-income securities.

The performance histories of the Acquired Fund and Acquiring Fund, as of December 31, 2020, are shown below:

Wilmington Intermediate-Term Bond Fund – Class I

Annual Total Returns

(Years Ended December 31,)

Best Quarter: 4.54% - 2nd qtr. of 2020

Worst Quarter: -2.13% 4th qtr. of 2016

The Fund’s Class I Shares total return for the three-month

period from January 1, 2021 to March 31, 2021 was -2.00%.

For Class A Shares the average annual total returns in the

table below include the maximum Class A sales charge of

4.50%, which is normally deducted when you purchase

Shares.

Wilmington Broad Market Bond Fund – Class I

Annual Total Returns

(Years Ended December 31,)

Highest Quarter: 3.70% – 2nd qtr. of 2020

Lowest Quarter: -3.11% – 4th qtr. of 2016

The Fund’s Class I Shares total return for the three-month

period from January 1, 2021 to March 31, 2021 was -3.17%.

For Class A Shares the average annual total returns in the

table below include the maximum Class A sales charge of

4.50%, which is normally deducted when you purchase

Shares.

	Average Annual Total Returns for the Periods Ended December 31, 2020

	1 Year	5 Years	10 Years
Acquired Fund – Class A	1.43%	1.02%	2.19%
Acquiring Fund – Class A	3.09%	1.44%	2.99%

Acquired Fund – Class I	6.60%	2.28%	3.00%
Acquiring Fund – Class I	8.32%	2.72%	3.82%

Performance Benchmark for Acquired Fund

Bloomberg Barclays Intermediate Government/Credit Bond Index[1]	6.80%	2.57%	3.05%

Performance Benchmark for Acquiring Fund

Bloomberg Barclays U.S. Aggregate Bond Index[1]	8.72%	3.05%	3.75%

1 Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

Where can I find more financial information about the Funds?

The Funds’ Annual Reports contain a discussion of each Fund’s performance during its fiscal year ending April 30, 2021, and show per share information for each of the previous five fiscal years or since inception, if less than five fiscal years. These documents are available upon request. (See “More Information about the Funds.”)

What are other key features of the Funds?

Investment Advisory Fees. WFMC is the investment adviser, and WTIA is the sub-adviser, for each Fund. WFMC has entered into an investment advisory agreement relating to the Funds. Each Fund is subject to an advisory fee rate of 0.45% of average daily net assets. WTIA is entitled to an annual sub-advisory fee which is paid directly by WFMC and not by the Funds.

Expense Limits. WFMC has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent that the expenses of a Fund (excluding fund of fund expenses, taxes, extraordinary expenses, brokerage commissions, interest, and class-specific expenses, such as Rule 12b-1 fees and shareholder servicing fees), expressed as an annualized percentage of average daily net assets, do not exceed the below:

Fund	Class A	Class I	Termination Date
Wilmington Intermediate-Term Bond Fund	0.84%	0.49%	January 31, 2022
Wilmington Broad Market Fund	0.78%	0.43%	January 31, 2022

Distribution Services. ALPS Distributors, Inc. (“ALPS”), whose address is 1290 Broadway, Suite 1100 Denver, Colorado 80203, serves as the principal underwriter of Acquired Fund and Acquiring Fund under a distribution agreement with the Trust. For more information about the distribution of Acquired Fund and Acquiring Fund shares, please refer to the “Accounts and Share Information” section of the Acquired Fund’s and Acquiring Fund’s Prospectus, and to the “How Are the Funds Sold?” section of the Acquired Fund’s and Acquiring Fund’s SAI.

Rule 12b-1 Plans. The Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Rule 12b-1 Plan”) and under the 1940 Act for each Fund’s Class A shares. The Rule 12b-1 Plan permits each Fund to compensate ALPS, as each Fund’s principal underwriter, for expenses associated with the distribution of Class A shares of the Funds. Although actual distribution expenses may be more or less, Class A shares pay ALPS an annual fee under the Distribution Plan an amount that will not exceed 0.25%.

Purchase, Exchange and Redemption Procedures. The purchase, redemption and exchange procedures employed by the Acquired Fund and Acquiring Fund are the same. For information about purchasing, redeeming and exchanging Fund shares, including information about accounts with low balances, please refer to the “How to Purchase, Redeem and Exchange Shares” and the “Frequent Trading Policies” sections of the Acquired Fund’s and Acquiring Fund’s Prospectus, and to the “How

Are the Funds Sold?” section of the Acquired Fund’s and Acquiring Fund’s SAI, which is incorporated herein by reference.

Dividends, Distributions and Taxes. The Acquired Fund and Acquiring Fund expect to declare dividends from their net investment income, if any, to shareholders daily and pay dividends from their net investment income, if any, to shareholders monthly. The Acquired Fund and Acquiring Fund typically distribute net realized capital gains, if any, at least annually, usually in December. The Acquired Fund and Acquiring Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that the Acquired Fund or Acquiring Fund will pay either an income dividend or a capital gains distribution.

Sales Charges. The Class A Shares of the Funds bear front-end sales charges. The sales charge structure for Class A shares of the Acquired Fund and the Acquiring Fund are identical. When the Funds receive your purchase request it is processed at the next calculated NAV plus the applicable front-end sales charge as is shown in the table below.

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Dealer Concession	Sales Charge as Percentage of NAV
Less than $100,000	4.50%	4.00%	4.71%

Acquired Fund shareholders holding Class A shares will not pay any sales charge as a result of the Transaction. Subsequent purchases of Class A shares will, however, be subject to applicable sales charges.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS

This section describes the investment objectives, principal strategies and the key investment policies of the Funds, as well as the principal risks associated with such objectives, principal strategies and policies. For a complete description of the Acquiring Fund’s principal strategies, policies and principal risks, you should read the Acquiring Fund Summary Prospectus, which is included with this Prospectus/Information Statement.

What are the differences between the investment objectives of the Acquired Fund and the Acquiring Fund?

The Acquired Fund and the Acquiring Fund have identical investment objectives to seek to provide current income and secondarily, capital growth.

What are the most significant differences between the principal strategies and policies of the Acquired Fund compared to the Acquiring Fund?

The Funds have substantially similar investment strategies and policies, except that the Acquired Fund seeks to maintain a fixed-income portfolio of securities with weighted average maturity of three to five years, while the Acquiring Fund seeks to maintain a fixed-income portfolio with a weighted average maturity of four to ten years. Each Fund primarily invests in U.S. investment grade corporate and government fixed income securities (including mortgage-backed and asset-backed securities), and under normal circumstances will invest at least 80% of the value of its net assets in fixed income securities. Each Fund typically invests in investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 5% of the Fund’s total assets in lower-rated debt securities, such as junk bonds.

In selecting securities for each Fund, the Adviser considers a security’s credit quality, capital appreciation potential, maturity and yield to maturity. The Adviser monitors changing economic conditions and trends, including interest rates, and may sell securities in anticipation of a decrease in interest rates.

How do the fundamental investment restrictions of the Acquired Fund differ from the Acquiring Fund?

The Funds have identical fundamental investment restrictions. Fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund.

What are the principal risk factors associated with investments in the Funds?

Like all investments, an investment in either of the Funds involves risk. There is no assurance that the Funds will meet their investment objectives. A Fund’s ability to achieve its objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills. If the value of a Fund’s investments goes down, you may lose money.

Investments in each of the Funds, as indicated below, are subject to the following principal risks:

Active Trading Risk. A Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance and increasing the amount of taxes that you pay).

Call Risk. Issuers may redeem a fixed income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics

Changing Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will change given changes in FRB monetary policy actions, as well as, the monetary policy responses of other central banks around the world. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and a Fund’s transaction costs.

Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money. Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Liquidity Risk. Liquidity risk is the risk that a Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

Mortgage-Backed and Asset-Backed Securities Risk. Through its investments in mortgage-backed securities, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Sub-prime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

Prepayment Risk. Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to re-financings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage pre-payments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

REASONS FOR THE TRANSACTION

The Board, advised by independent legal counsel, considered the Transaction at a meeting held on June 3, 2021. Prior to and during the June 3 meeting, the Board received, reviewed and discussed with the Adviser a significant amount of information concerning the Funds and considered the terms of the Transaction and the anticipated benefits to the shareholders of the Funds. The Board, including the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), approved the Plan and the Transaction. In approving the Plan and the Transaction, the Board determined that participation in the Transaction is in the best interests of the Acquired Fund and Acquiring Fund and their respective shareholders and that the economic interests of the shareholders of the Acquired Fund and Acquiring Fund would not be diluted as a result of the Transaction. The shareholders of Acquired Fund are not required to approve the Transaction.

In approving the Transaction, the Board took into consideration the following factors, among others:

•	The compatibility of the investment goals, strategies, risks, and fundamental investment restrictions of the Acquired Fund and Acquiring Fund;

•	The Acquiring Fund and the Acquired Fund have a high degree of portfolio holding overlap and the same portfolio management teams;

•	The terms and conditions of the Plan;

•	The fact that the Transaction will result in no material adverse federal income tax consequences to the Funds or their shareholders;

•	The fact that all of the fees and expenses of the Transaction will be paid by the Adviser;

•	The fact that the Transaction will not dilute the interests of Acquired Fund or Acquiring Fund shareholders;

•	The fact that the diminished amount of assets in the Acquired Fund requires the Advisor to significantly subsidize the fund to maintain competitive net expense levels incurred by its shareholders; and

•

The relative sizes of Acquired Fund and Acquiring Fund both before and after the Reorganization, and specifically that the size of the Acquired Fund relative to the size of Acquiring Fund did not preclude Acquiring Fund from being treated as the accounting survivor in the Transaction.

Based on its review of these factors and the other information presented to it, and on the basis of WFMC’s recommendations, the Board, including a majority of the Independent Trustees, determined that the Transaction would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the Transaction.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

This is only a summary of the Plan and is qualified in its entirety by the Plan. You should read the actual Plan relating to the Transaction, which is attached as Exhibit A to this Prospectus/Information Statement and is incorporated herein by reference.

How will the Transaction be carried out?

The Plan provides that Acquired Fund will convey to Acquiring Fund all of its assets, except for assets in an amount deemed necessary to: (i) discharge the Acquired Fund’s known unpaid liabilities, and (ii) pay contingent liabilities deemed to exist against the Acquired Fund as of the Closing Date. The Acquired Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Closing Date. In consideration, the Acquiring Fund will assume all of the liabilities of Acquired Fund and deliver to the Acquired Fund full and fractional shares of the respective class, as appropriate, having an aggregate net asset value equal to the aggregate value of the net assets of the Acquired Fund, as determined pursuant to the terms of the Plan.

Immediately after the transfer of assets, the Acquired Fund will distribute to its shareholders of record, with respect to each class of shares, the shares of the Acquiring Fund of the corresponding class received by the Acquired Fund, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class. Subsequently, the Acquired Fund will completely liquidate, except as to the contingent liability reserve, as described more fully in the Plan.

Until the Closing Date, shareholders of the Acquired Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by the Acquiring Fund for the redemption of its shares.

The Plan contains a number of representations and warranties made by the Trust related to, among other things, its legal status, compliance with laws and regulations and financial position (section 4.1). The Plan contains a number of conditions precedent that must occur before the Acquired Fund or Acquiring Fund is obligated to proceed with the Transaction (Articles VI, VII and VIII). These include, among others, that: (1) the Trust receives from its legal counsel, certain opinions supporting the representations and warranties made by each party regarding legal status and compliance with laws and regulations (including an opinion from the Trust’s counsel that the shares issued in the Reorganization will be validly issued, fully paid and non-assessable); (2) the Trust receives from its counsel the tax opinion discussed below under “What are the tax consequences of the Transaction?”; and (3) the Trust receives certain certificates from its officers concerning the continuing accuracy of its representations and warranties made in the Plan.

The Plan may be terminated and the Transaction abandoned at any time prior to the Closing Date of the Transaction due to (a) a breach of any representation, warranty, or agreement contained in the Plan to be performed at or before the Closing Date, if not cured within 30 days; (b) a condition in the Plan expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or (c) a determination by a party’s board of trustees, that the consummation of the transactions contemplated in the Plan is not in the best interest of a Fund.

The Plan provides that if the difference between the per share net asset value of any class of the Acquired Fund and the corresponding class of the Acquiring Fund equals or exceeds $0.0010 at the valuation time of the Transaction, as computed using market values in accordance with the policies and procedures established by the Trust, then the Trust shall have the right to postpone the Closing Date involving such Funds until such time as the per share difference is less than that amount. If such Closing Date is postponed, then the Fund having the per share net asset value of any class at the valuation time of the Transaction that is $0.0010 or more lower than that of the corresponding class of shares of the other Fund will use commercially reasonable efforts to reduce such difference to less than $0.0010 within thirty days. If after thirty days, the difference between the per share net asset value of any class of the Acquired Fund and the corresponding class of the Acquiring Fund still equals or exceeds $0.0010, then the officers of the Trust shall have the right to terminate the Transaction involving the Acquired Fund and the Acquiring Fund.

Acquired Fund shareholders who do not wish to have their Acquired Fund shares exchanged for shares of Acquiring Fund as part of the Transaction should redeem their shares prior to the consummation of the Transaction.

Who will pay the expenses of the Transaction?

The cost of the solicitation related to the Transaction, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of the Acquired Fund all materials relating to this Prospectus/ Information Statement and soliciting shareholder votes, as well as conversion costs associated with the Transaction, will be borne by Adviser.

What are the tax consequences of the Transaction?

The following is a general summary of the material federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Fund has elected and qualified since its inception for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code and the Acquiring Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the Closing Date.

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. Neither the Acquired Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Transaction. Based on certain assumptions and customary representations to be made on behalf of the Acquired Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trust’s legal counsel)

will, as a condition to the closing of the Transaction, provide a legal opinion to the effect that, for federal income tax purposes, (i) shareholders of the Acquired Fund will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund, (ii) the Acquiring Fund will not recognize any gain or loss upon receipt by the Acquiring Fund of the Acquired Fund’s assets, (iii) the Acquired Fund will not recognize any gain or loss upon the transfer of its Assets to the Acquiring Fund in exchange for Acquiring Fund Shares or upon the distribution of those Acquiring Fund Shares to the shareholders of the Acquired Fund, (iv) the basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Transaction, and the Acquiring Fund’s holding period in such assets will include the period during which such assets were held by the Acquired Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund Shares that are received by a Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Transaction on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts. If the Transaction is consummated but the IRS or the courts were to determine that the Transaction does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Acquired Fund would recognize gain or loss on the transfer of its Assets to the Acquiring Fund and each shareholder of the Acquired Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in the Acquired Fund Shares and the fair market value of the Acquiring Fund Shares it received.

Acquired Fund Dividend Distribution. Prior to the closing of the Transaction, the Acquired Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Transaction.

General Limitations on Capital Losses. Assuming the Transaction qualifies as a tax-free reorganization, as expected, the tax attributes, including capital loss carryovers, of the Acquired Fund move to the Acquiring Fund in the Transaction. The capital loss carryovers of the Acquired Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to increase the amount of taxable gain to the combined Fund and its shareholders post-closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in the Transaction on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Transaction closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has net unrealized built-in gains at the time of the Transaction that are realized by the combined Fund in the five-year period following the Transaction, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of the Acquired Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Acquired Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year. At April 30, 2021, the Acquiring Fund has $880,132 in capital loss carryovers and the Target Fund did not have any capital loss carryovers.

Appreciation in Value of Investments. Shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Transaction when such income and gains are eventually distributed by the combined Fund. As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have if the Transaction had not occurred. In addition, if the combined Fund, following the Transaction, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Transaction had not occurred. At April 30, 2021, Target Fund’s unrealized appreciation in value of investments as a percentage of its net asset value was 3.31%, compared to Acquiring Fund’s of 3.96%, and on a combined basis the unrealized appreciation was 3.91%. Accordingly, Acquiring Fund shareholders, post-closing, will be exposed to slightly less unrealized appreciation in portfolio investments, which, when distributed, will be taxable.

Tracking Your Basis and Holding Period. After the Transaction, a shareholder will continue to be responsible for tracking the adjusted tax basis and holding period of its shares for federal income tax purposes.

General. This discussion is only a general summary of certain U.S. federal income tax consequences. You should consult your tax adviser regarding the U.S. federal income tax consequences to you, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion is only a general summary of certain U.S. federal income tax consequences.

What should I know about shares of the Acquired Fund and Acquiring Fund?

Upon the Closing of the Transaction, Class A and Class I shares of the Acquired Fund will merge with and into Class A and Class I shares, respectively, of the Acquiring Fund. The fees and expenses of each Class are provided above in the section “Fee Tables for the Acquired Fund and Acquiring Fund.”

The Acquired Fund and Acquiring Fund are series of the Trust, which is a Delaware statutory trust and is governed by the same agreement and declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders of the Acquired Fund and Acquiring Fund. The assets and liabilities of the Acquired Fund and Acquiring Fund are legally separate from the assets and liabilities of any other fund that is a series of the Trust. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share of the Acquiring Fund is entitled to equal liquidation, redemption and voting rights except where class voting is required by the Trust’s governing instruments, or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. For more information about redemption rights and exchange privileges, please refer to the “How to Purchase, Redeem, and Exchange Shares” section in the Prospectus.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

The following table sets forth, as of April 31, 2021, the separate capitalizations of the Acquired Fund and Acquiring Fund, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Transaction. The capitalization of the Acquiring Fund is likely to be different if and when the Transaction is actually consummated.

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization1	Acquiring Fund after Transaction[1] (estimated)
Net assets (all classes)	$43,997,906	$625,789,907	$0	$669,787,813

Total shares outstanding	4,374,635	62,070,785	(12,116)	66,433,304
Class A net assets	$1,077,224	$2,233,938	$0	$3,311,162

Class A shares outstanding	107,151	217,852	(2,101)	322,902

Class A net asset value per share	$10.05	$10.25		$10.25

Class I net assets	$42,920,682	$623,555,969	$0	$666,476,651

Class I shares outstanding	4,267,484	61,852,933	(10,015)	66,110,402

Class I net asset value per share	$10.06	$10.08		$10.08

1 Reflects the conversion of Acquired Fund Shares for Acquiring Fund Shares as a result of the Transaction.

MORE INFORMATION ABOUT THE FUNDS

Other Service Providers. The Funds’ custodian, administrators, fund accountant, transfer agent and independent registered public accounting firm are the same. For more information, please refer to the “Who Manages and Provides Services to the Funds” and the “Fees Paid by the Funds for Services” sections of the Acquired Fund’s and Acquiring Fund’s SAI.

Additional Information. The following information about the Acquiring Fund or Acquired Fund is incorporated herein by reference and considered a part of this Prospectus/Information Statement: (i)  the Acquired Fund Prospectus dated August 31, 2020, which is incorporated by reference herein; (ii)  the Acquiring Fund’s and the Acquired Fund’s SAI dated August 31, 2020, related to the Acquiring Fund Prospectus and the Acquired Fund Prospectus; (iii) the Statement of Additional Information dated [    ], 2021 (relating to this Prospectus/Information Statement), which has been filed with the SEC and is incorporated by reference herein; and (iv) the Acquiring Fund’s and the Acquired Fund’s Annual Report to Shareholders for the year ended April 30, 2021. You may request free copies of the Statements of Additional Information (including any supplements), the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC, by calling (800) 836-2211 or by writing to the Trust: 1100 North Market Street, 9th Floor Wilmington, Delaware 19890.

This Prospectus/Information Statement, which constitutes part of a Registration Statement on Form N-14 filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549 (call (202)-551-8090 for hours of operation). Also, copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s internet site at www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

EXHIBITS TO

PROSPECTUS/INFORMATION STATEMENT

Exhibit

A	Form of Plan of Reorganization for the Acquired Fund
B	Financial Highlights

EXHIBIT A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION is made as of June 3, 2021 (this ‘‘Plan’’) by Wilmington Funds, a Delaware statutory trust, with its principal place of business at 1100 North Market Street, 9th Floor, Wilmington, Delaware, 19890 (the “Trust”), on behalf of the following series:

Acquired Fund and Share Class	Acquiring Fund and Share Class

Intermediate-Term Bond Fund (the “Acquired Fund”)	Broad Market Bond Fund (the “Acquiring Fund”)

Class A	Class A

Class I	Class I

The reorganization will consist of: (i) the transfer of substantially all of the assets, property and goodwill (“Assets”) of Acquired Fund listed in the table above in exchange for the corresponding class of shares listed in the table above of Acquiring Fund (“Acquiring Fund Shares”); (ii) the assumption by Acquiring Fund of all of the liabilities (as set forth in paragraph 1.3) of Acquired Fund; (iii) the distribution of each class of Acquiring Fund Shares to the holders of the corresponding class of shares of Acquired Fund; and (iv) the liquidation of Acquired Fund as provided herein, all upon the terms and conditions set forth in this Plan (the “Reorganization”).

The Acquired Fund and Acquiring Fund may be referred to herein individually as a “Fund” or collectively, the “Funds.”

WHEREAS, Acquiring Fund and Acquired Fund are separate series of the Trust, and the Trust is an open-end, registered management investment company;

WHEREAS, Acquiring Fund and Acquired Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to Acquiring Fund, is in the best interests of Acquiring Fund and that the interests of the existing shareholders of Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to Acquired Fund, is in the best interests of such Acquired Fund and that the interests of the existing shareholders of Acquired Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in order to consummate the Reorganizations and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

ARTICLE I: TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF ACQUIRED FUND

1.1            THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties of Acquiring Fund contained herein, Acquired Fund agrees to sell, convey, transfer and deliver all of its Assets, as set forth in paragraph 1.2, to Acquiring Fund. In exchange, Acquiring Fund agrees to: (i) deliver to Acquired Fund the number of full and fractional Acquiring Fund Shares, determined, with respect to each class of shares of Acquired Fund and the corresponding class of shares of

Acquiring Fund, by (a) multiplying the shares outstanding of Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of Acquired Fund by (y) the net asset value per share of Acquiring Fund computed in the manner set forth in paragraph 2.2 and as of the time and date set forth in paragraph 2.1 and (ii) assume all of the liabilities of Acquired Fund as set forth in paragraph 1.3. Holders of each class of shares of Acquired Fund will receive shares of the corresponding class of Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2            ASSETS TO BE ACQUIRED. The Assets of Acquired Fund to be acquired by Acquiring Fund shall consist of all property, assets, and goodwill, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivable, stock splits, settlement rights and payments, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption) owned by Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of Acquired Fund on the Closing Date (as defined in paragraph 3.1), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to discharge all of Acquired Fund’s known liabilities on its books on the Closing Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Closing Date and (2) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against Acquired Fund, if any, on the Closing Date, for which contingent and other appropriate liability reserves shall be established on the books of Acquired Fund.

Acquired Fund has provided to Acquiring Fund its most recent audited financial statements, which contain a list of all of Acquired Fund’s Assets as of the date of such statements. Acquired Fund hereby represents that as of the date of the execution of this Plan, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3            LIABILITIES TO BE DISCHARGED. Acquired Fund will discharge all of its known liabilities and obligations prior to the Closing Date (as defined in paragraph 3.1). Acquiring Fund will assume all of the liabilities of Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Time (as defined in paragraph 2.1) in connection with the acquisition of the Assets and subsequent liquidation and dissolution of Acquired Fund.

1.4            LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) Acquired Fund will distribute in complete liquidation of itself, pro rata to its shareholders of record, determined as of the close of business on the business day immediately preceding the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by Acquired Fund pursuant to paragraph 1.1; and (b) Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of the Acquiring Fund Shares credited to the account of Acquired Fund on the books of Acquiring Fund to open accounts on the share records of Acquiring Fund in the name of Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of Acquired Fund (the “Acquired Fund Shares”) will simultaneously be canceled on the books of Acquired Fund and shall no longer evidence ownership thereof. Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, Acquired Fund shall not conduct any business except in connection with its termination. Fractional shares of beneficial interest of an Acquiring Fund shall be carried to the third decimal place.

1.5            OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued simultaneously to Acquired

Fund, in an amount equal in value to the aggregate net asset value of each class of shares of Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

1.6            TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of Acquired Fund Shares on the books of Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7            REPORTING RESPONSIBILITY. Any reporting responsibility of Acquired Fund is and shall remain the responsibility of Acquired Fund.

1.8            TERMINATION. Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9            BOOKS AND RECORDS. All books and records of Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to Acquiring Fund from and after the Closing Date and shall be turned over to Acquiring Fund as soon as practicable following the Closing Date.

1.10            UNPAID DIVIDENDS AND DISTRIBUTIONS. On the Closing Date (as defined in paragraph 3.1), Acquired Fund Shareholders as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing Date shall have the right to receive such unpaid dividends and distributions with respect to the shares of Acquired Fund that such person had on the Distribution Record Date.

ARTICLE II: VALUATION

2.1            VALUATION OF ASSETS. The value of Acquired Fund’s Assets to be acquired by Acquiring Fund hereunder shall be the value of such Assets at the close of regular trading on the New York Stock Exchange (the “NYSE”) on the business day immediately preceding the Closing Date provided in paragraph 3.1 or such earlier or later date and time as determined by an officer of the Trust (the “Valuation Time”), using the valuation procedures set forth in the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Trust Instrument”), Acquiring Fund’s then current Prospectus and Statement of Additional Information, and the Trust’s Amortized Cost Procedures under Rule 2a-7 and Pricing Committee Procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2            VALUATION OF SHARES. The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Time, determined to the nearest full cent, using the valuation procedures set forth in the Trust Instrument, Acquiring Fund’s then current Prospectus and Statement of Additional Information, and the Trust’s Amortized Cost Procedures under Rule 2a-7 and Pricing Committee Procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3            SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for Acquired Fund’s Assets, shall be determined, with respect to each class of shares of Acquired Fund and each corresponding class of shares of an Acquiring Fund, by (a) multiplying the shares outstanding of Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of Acquired Fund by (y) the net asset value per share of Acquiring Fund determined in accordance with paragraph 2.2.

2.4            DETERMINATION OF VALUE. All computations of value shall be made by The Bank of New York Mellon, as the custodian for Acquiring Fund and Acquired Fund (the “Custodian”).

2.5            OTHER VALUATION MATTERS.

(a)            At the Valuation Time, if the net asset value per share of Acquiring Fund or an Acquired Fund (calculated using amortized cost, rounded to the fourth decimal place and reflecting any realized losses) is less than the net asset value per share of its Reorganization counterparty, then Wilmington Funds Management Corporation (the “Advisor”) shall contribute to the capital of the Fund with the lower net asset value per share an amount equal to the difference in such per share net asset values.

(b)            In addition to and not in limitation of Section 2.5(a), if the difference between the per share net asset value of any class of Acquired Fund and the corresponding class of Acquiring Fund equals or exceeds $0.0010 at the Valuation Time, as computed by using market values in accordance with the policies and procedures established by the Trust, then the Trust shall have the right to postpone the Closing Date involving such Funds until such time as the per share difference is less than that amount. If such Closing Date is postponed pursuant to the preceding sentence, then the Fund having the per share net asset value of any class (as computed in accordance with the preceding sentence) at the Valuation Time that is $0.0010 or more lower than that of the corresponding class of shares of the other Fund shall use commercially reasonable efforts to reduce such difference to less than $0.0010 within thirty days. If after thirty days, the difference between the per share net asset value of any class of Acquired Fund and the corresponding class of Acquiring Fund still equals or exceeds $0.0010, then the parties shall have the right to terminate the reorganization transaction involving such Acquired Fund and Acquiring Fund.

ARTICLE III: CLOSING AND CLOSING DATE

3.1            CLOSING DATE. The closing of the Reorganization of the Acquired Fund and Acquiring Fund shall occur on or about [August 23, 2021], and such date shall be the “Closing Date” for that Reorganization. All acts taking place at the closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of the Trust, or at such other time and/or place as the parties may agree.

3.2            CUSTODIAN’S CERTIFICATE. Acquired Fund shall cause the Custodian to deliver on the Closing Date a certificate of an authorized officer stating that: (a) Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to Acquiring Fund on the Closing Date; and (b) all necessary Taxes (as defined below) including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by Acquired Fund.

3.3            EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of Acquiring Fund or Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of Acquiring Fund or Acquired Fund is impracticable then the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored, or to such other date(s) as the parties may agree.

3.4            TRANSFER AGENT’S CERTIFICATE. Acquired Fund shall cause BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”), as transfer agent for Acquired Fund as of the Closing Date, to deliver at the closing, a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder at the Valuation Time. Acquiring Fund shall issue and deliver or cause BNYMIS, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to Acquired Fund that Acquiring Fund Shares have been credited to Acquired Fund’s account on the books of Acquiring Fund. On the Closing Date, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTIVCLE IV: REPRESENTATIONS AND WARRANTIES

4.1.            NECESSARY FINDINGS OF FACT BY THE TRUST ON BEHALF OF ACQUIRED FUND AND ACQUIRING FUND

(a)            Each Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

(b)            The Trust is duly registered as an open-end management investment company under the 1940 Act, and the Trust’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect as of the date hereof and will be in full force and effect as of the Closing Date.

(c)            The current Prospectus and Statement of Additional Information of each Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act’’) and the 1940 Act, and the rules and regulations. All of the shares of Acquired Fund and Acquiring Fund sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exception for the purpose of raising initial capital or obtaining any required initial shareholder approvals. The Prospectus and Statement of Additional Information of each Fund, as well as any combined prospectus/information statement, shall not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)            The books and records of Acquired Fund, including FASB ASC 740-10-25 (formerly FIN 48) work papers and supporting statements (“FIN 48 Workpapers”), made available to Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquired Fund. The books and records of Acquiring Fund, including FIN 48 Workpapers, made available to Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquiring Fund.

(e)            The execution, delivery, and performance of this Plan on behalf of each Fund will not result in the violation of any provision of the Trust Instrument or the Trust’s By-Laws (“By-laws”) or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which either is a party or by which it is bound.

(f)            Acquired Fund has no material contracts or other commitments (other than this Plan) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(g)            Except as otherwise disclosed in writing to and accepted by the relevant Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against either Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Fund to carry out the transactions contemplated by this Plan. Neither Fund knows of any facts that might form the basis for the institution of such proceedings and neither Fund is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that could materially and adversely affect its business or its ability to consummate the transactions contemplated herein. Neither Fund is charged with, or to its knowledge, threatened with, any violation or investigation of any possible violation of any provision of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)            The audited financial statements of each Fund as of April 30, 2021, and for the fiscal year then ended, and any interim unaudited financial statements have been prepared in accordance with generally accepted accounting principles, and such statements fairly reflect the financial condition of each Fund as of such date, and there are no known contingent liabilities of either Fund as of such date that are not disclosed in such statements.

(i)            The statement of assets and liabilities of Acquired Fund and Acquiring Fund to be furnished by the Trust as of the Closing Date for the purpose of determining the number of shares of beneficial interest of an Acquiring Fund to be issued pursuant to Article I hereof will accurately reflect the net assets of Acquired Fund and Acquiring Fund and their outstanding shares of beneficial interest as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(j)            Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in either Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by a Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Trust on behalf of the relevant Fund. For the purposes of this paragraph (j), a decline in the net asset value of Acquired Fund shall not constitute a material adverse change.

(k)            The Trust has duly and timely filed, on behalf of Acquired Fund and Acquiring Fund, as appropriate, all Tax (as defined below) returns, reports, information returns, elections, agreements, and declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto) (collectively, the “Returns”), which are required to be filed by Acquired Fund or Acquiring Fund, and all such Returns accurately state the amount of Tax owed for the periods covered by the Returns, or, in the case of information returns, the amount and character of income required to be reported by Acquired Fund or Acquiring Fund. The Trust has, on behalf of Acquired Fund or Acquiring Fund, as appropriate, paid or made provision and properly accounted for all Taxes due or properly shown to be due on such Returns. The amounts set up as provisions for Taxes in the books and records of Acquired Fund or Acquiring Fund, as appropriate, as of the Closing Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years (or portions thereof) ending on or before the Closing Date, including all Taxes imposed before or after the Closing Date that are attributable to any such period or fiscal year. No return filed by the Trust on behalf of Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority, no waivers of the time to assess any Taxes are outstanding, and no written requests for such waivers are pending. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

To the best knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the Assets of Acquired Fund or Acquiring Fund, as appropriate. There are no known actual or proposed deficiency assessments with respect to any Taxes payable by the Trust.

(l)            All issued and outstanding shares of each Fund are duly and validly issued and outstanding, fully paid and non-assessable by such Fund. All of the issued and outstanding shares of Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of Acquired Fund’s transfer agent as provided in paragraph 3.4. No Fund has any outstanding options, warrants, or other rights to subscribe for or purchase any of its shares, and has no outstanding securities convertible into any of its shares. Acquired Fund and Acquiring Fund are authorized to issue an unlimited number of shares of beneficial interest, with no par value.

(m)            At the Closing Date, Acquired Fund will have good and marketable title to Acquired Fund’s Assets to be transferred to Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which Acquiring Fund has received notice, and, upon delivery and payment for such Assets, and the filing of any articles, certificates or other documents under the laws of the state of Delaware, an Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such Assets, other than such restrictions as might arise under the 1933 Act, and such imperfections of title or encumbrances as do not materially detract from the value or use of the Assets subject thereto, or materially affect title thereto, and other than as disclosed to and accepted by Acquiring Fund.

(n)            No Fund has any unamortized or unpaid organizational fees or expenses.

(o)            Acquiring Fund Shares to be issued and delivered to Acquired Fund for the accounts of Acquired Fund Shareholders pursuant to the terms of this Plan will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(p)            The Trust has the necessary trust power and trust authority to conduct its business and the business of the Acquiring Fund and Acquired Fund as such businesses are now being conducted. The Trust has full trust power and trust authority to enter into and perform its obligations under this Plan. The execution, delivery and performance of this Plan have been duly authorized by all necessary action on the part of each Fund. This Plan constitutes a legally valid and binding obligation of each Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, arrangement among creditors, fraudulent transfer or conveyance and other laws relating to or affecting creditors’ rights and to general equity principles.

(q)            The information to be furnished by each Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

(r)            From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the Closing Date, any written information furnished by the Trust with respect to each Fund for use in the Registration Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(s)            Acquired Fund has elected to be treated as a “regulated investment company” (a ‘‘RIC’’) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and is a fund that is treated as a separate corporation under Section 851(g)(1) of the Code; has qualified for treatment as a RIC for each taxable year since inception and will continue to qualify as a RIC for its taxable year ending upon its liquidation; has not had any earnings or profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply to it; and the consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(t)            Acquiring Fund has elected to be treated as a RIC under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code; has qualified for treatment as a RIC for each taxable year since inception and will continue to qualify as a RIC for its current taxable; has not had any earnings or profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply to it; and the consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(u)            Neither Acquiring Fund nor Acquired Fund is under jurisdiction of a court in a Title 11 or similar case.

(v)            There is no inter-corporate indebtedness existing between Acquired Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.

(w)            No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Plan by the Trust, for itself and on behalf of each Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(x)            On the Closing Date, each class of shares of beneficial interest of Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(y)            Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V: COVENANTS OF ACQUIRING FUND AND ACQUIRED FUND

5.1            OPERATION IN ORDINARY COURSE. Each Fund will operate its respective business in the ordinary course between the date of this Plan and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2            INVESTMENT REPRESENTATION. Acquired Fund covenants that its Acquiring Fund Shares to be issued pursuant to this Plan are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Plan.

5.3            ADDITIONAL INFORMATION. Acquired Fund will assist its Acquiring Fund in obtaining such information as Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund’s shares.

5.4            FURTHER ACTION. Subject to the provisions of this Plan, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

5.5            [Intentionally omitted].

5.6            OTHER INFORMATION. At the Closing, the Trust shall provide:

(a)            A copy (which may be in electronic form) of Acquired Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of common stock of Acquired Fund held by each shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Acquired Fund with respect to each shareholder, for all of the shareholders of record of Acquired Fund’s shares as of the Valuation Time, who are to become holders of shares of Acquiring Fund as a result of the transactions contemplated by this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

(b)            If requested by Acquiring Fund, all work papers and supporting statements related to ASC 740-10-25 (formerly, “Accounting for Uncertainty in Income Taxes,” FASB Interpretation No. 48, July 13, 2006) pertaining to Acquired Fund.

(c)            The tax books and records of Acquired Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.

5.7            PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Trust will prepare and file with the Commission a registration statement on Form N- 14 relating to Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”). The Registration Statement shall include an information statement and a Prospectus of Acquiring Fund relating to the transaction contemplated by this Plan. The Registration Statement shall be in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations promulgated thereunder as applicable. The Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective and on the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading. Each Fund will provide the other party with the materials and information (the “Registration Materials”) necessary to prepare the Registration Statement, for inclusion therein, in connection with the transaction contemplated herein.

5.8            SHARES OF BENEFICIAL INTEREST. The shares of beneficial interest of Acquiring Fund to be issued and delivered to Acquired Fund pursuant to the terms of Article I hereof shall have been duly authorized as of the Closing Date and, when so issued and delivered, shall be registered under the 1933 Act, validly issued and fully paid and non-assessable, and no shareholder of Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof other than any rights created pursuant to this Plan.

5.9            TAX RETURNS. Each Fund covenants that by the Closing Date, all federal and other Tax Returns required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

5.10            ACQUIRED FUND TAX RETURNS. Acquired Fund shall deliver to Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of Acquired Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect Acquired Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

5.11            LIQUIDATING DISTRIBUTIONS. As soon as is reasonably practicable after the Closing, Acquired Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of Acquiring Fund received at the Closing, as set forth in Section 1.4 hereof.

ARTICLE VI: CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

The obligations of Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by Acquiring Fund of all the obligations to be performed by Acquiring Fund pursuant to this Plan on or before the Closing Date, and, in addition, subject to the following conditions:

6.1                        All representations and warranties of Acquiring Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date and all covenants and obligations of Acquiring Fund contained in this Plan shall have been complied with in all material respects as of the Closing Date. Acquiring Fund shall have delivered to Acquired Fund a certificate executed in Acquiring Fund’s name by the Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as Acquired Fund shall reasonably request.

ARTICLE VII: CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

The obligations of Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by Acquired Fund of all the obligations to be performed by

Acquired Fund pursuant to this Plan, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1            All representations and warranties of Acquired Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date and all covenants of Acquired Fund contained in this Plan shall have been complied with in all material respects as of the Closing Date. Acquired Fund shall have delivered to Acquiring Fund on such Closing Date a certificate executed in Acquired Fund’s name by the Trust’s President or Vice President and Treasurer or Assistant Treasurer, in form and substance satisfactory to Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as Acquiring Fund shall reasonably request.

7.2            Acquired Fund shall have delivered to Acquiring Fund a statement of Acquired Fund’s assets and liabilities, together with a list of Acquired Fund’s portfolio securities showing the adjusted cost basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

7.3            Acquired Fund shall have declared, and shall have paid or caused to have been paid, a dividend or dividends prior to the closing on the Closing Date which, together with all previous such dividends, shall have the effect of distributing to its shareholders: (i) all of Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of Acquired Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year.

ARTICLE VIII: FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to either Acquired Fund or Acquiring Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1            On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Plan under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Plan or the transactions contemplated herein.

8.2            All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the Assets or properties of Acquiring Fund or Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.3            The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued prior to the Closing Date or shall be in effect on the Closing Date. To the best knowledge of Acquiring Fund and Acquired Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.4            The parties shall have received, prior to or on the Closing Date, an opinion of counsel substantially to the effect that, provided the transactions contemplated hereby are carried out in accordance with the Plan and the laws of the State of Delaware, and based upon certificates of the officers of the Trust on behalf of the Funds with regard to matters of fact:

(a)            The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange for Acquiring Fund shares and the assumption by Acquiring Fund of the liabilities of Acquired Fund, as provided for in herein, followed by the distribution by such Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(b)            No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its Assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code;

(c)            No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the Assets of the Acquired Fund in exchange solely for the assumption of the liabilities of the Acquired Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code;

(d)            No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares by such Acquired Fund to its shareholders in complete liquidation of the Acquired Fund (in pursuance of this Agreement) pursuant to Section 361(c)(1) of the Code;

(e)            The tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization pursuant to Section 362(b) of the Code;

(f)            The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code;

(g)            No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of all of their Acquired Fund shares for the Acquiring Fund shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code;

(h)            The aggregate tax basis of the Acquiring Fund shares to be received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of such Acquired Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(i)            The holding period of the Acquiring Fund shares received by a shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares exchanged therefor, provided that the shareholder held the Acquired Fund shares as a capital asset on the Closing Date of the Reorganization pursuant to Section 1223(1) of the Code.

For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (“Income Tax Regulations”)) the items of the applicable Acquired Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations.

Such opinion shall be based on customary assumptions and such representations as Stradley Ronon Stevens & Young, LLP (“SRSY”) may reasonably request, and the Trust will cooperate to make and certify the accuracy of such representations. Such opinion shall contain such limitations as shall be in the opinion of SRSY appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, the Trust may not waive the conditions set forth in this paragraph 8.4.

8.5            [Intentionally omitted].

8.6            That there be delivered to Acquiring Fund (a) shareholder information including: the names, addresses, and taxpayer identification numbers of the shareholders of Acquired Fund as of the Closing Date; the number of shares held by each shareholder; the dividend reinvestment elections applicable to each shareholder; and the backup withholding and nonresident alien withholding certifications, notices or records on file with Acquired Fund with respect to each shareholder; (b) if requested by Acquiring Fund in writing, all FIN 48 Workpapers; and (c) if requested by Acquiring Fund in writing, the Tax books and records of Acquired Fund for purposes of preparing any Tax returns required by law to be filed after the Closing Date.

8.7            That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY to the effect that:

(a)            The Trust is a statutory trust under the laws of the State of Delaware on and is validly existing and in good standing under the laws of the State of Delaware.

(b)            The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(c)            The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquired Fund and Acquiring Fund.

(d)            Assuming that the initial shares of beneficial interest of Acquired Fund were issued in accordance with the 1940 Act, and the Trust Instrument and the By-Laws, and that all other such outstanding shares of Acquired Fund were sold, issued and paid for in accordance with the terms of Acquired Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(e)            Assuming that the initial shares of beneficial interest of Acquiring Fund were issued in accordance with the 1940 Act and the Trust Instrument and the By-Laws, and that all other such outstanding shares of Acquiring Fund were sold, issued and paid for in accordance with the terms of Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable; Except as disclosed in Acquired Fund’s and Acquiring Fund’s currently effective prospectus, SRSY does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, Acquired Fund or Acquiring Fund;

(f)            The shares of beneficial interest of Acquiring Fund to be issued pursuant to the terms of

Article I hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or an Acquiring Fund;

(g)            To SRSY’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(h)            Neither the execution nor performance of this Plan by the Trust violates any provision of its Trust Instrument, its By-Laws, or the provisions of any agreement or other instrument, known to such Counsel to which the Trust is a party or by which the Trust is otherwise bound.

(i)            In rendering such opinion, SRSY may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree, (iii) limit such opinion to applicable federal and state law, (iv) define the word “knowledge” and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and the Reorganization; and (v) rely on certificates of officers or trustees of the Trust, in each case reasonably acceptable to the Trust.

ARICLE IX: EXPENSES

9.1            The expenses of the Reorganization will be borne by the Advisor or its affiliates. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; and (f) other related administrative or operational costs. Reorganization expenses do not include costs relating to portfolio transactions by any Fund. Registration fees will be borne by the Trust on an as-incurred basis.

ARTICLE X: FINAL TAX RETURNS AND FORMS 1099 OF ACQUIRED FUND

10.1            After the Closing Date, the Trust shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Trust with respect to Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

10.2            Notwithstanding the provisions of Article IX hereof, any expenses incurred by the Trust or Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing Date, shall be borne by Acquired Fund to the extent such expenses have been or should have been accrued by Acquired Fund in the ordinary course without regard to this Plan; any excess expenses shall be borne by the Adviser, at the time such Tax returns and Forms 1099 are prepared.

ARTICLE XI: ENTIRE PLAN, SURVIVAL OF WARRANTIES

11.1            The Trust, on behalf of each Fund, agrees that it has not made any representation, warranty and/or covenant regarding the Reorganizations other than those set forth herein, and that this Plan constitutes the entire agreement between the parties.

11.2            Except as specified in the next sentence set forth in this paragraph 11.2, the representations, warranties, and covenants contained in this Plan or in any document delivered pursuant to or in connection with this Plan, shall not survive the consummation of the transactions contemplated hereunder and neither the Trust, Acquiring Fund, nor Acquired Fund, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XII: TERMINATION

12.1            This Plan may be terminated at any time by the consent of the Trust. In addition, the Trust may at its option terminate this Plan on behalf of any Fund at or before the Closing Date due to:

(a)              A breach of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

(b)              A condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c)              A determination by the Board of Trustees that the consummation of the transactions contemplated herein is not in the best interest of a Fund.

12.2            In the event of any such termination, this Plan shall become void and have no further effect, and there shall be no liability for damages on the part of Acquiring Fund, Acquired Fund, the Trust, or persons who are their agents, shareholders, Trustees or officers. The failure of any Acquired Fund to consummate the transactions contemplated in this Plan will not affect the consummation of the Reorganization of any other Acquired Fund.

ARTICLE XIII: AMENDMENTS

13.1            This Plan may be amended, modified, or supplemented in such manner as may be approved in writing by the officers of the Trust as specifically authorized by the Board of Trustees; provided, however, that the officers of the Trust may change the Valuation Time and Closing Date through a written amendment to this Plan without specific additional authorization by the Trust’s Board of Trustees.

ARTICLE XIV: HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1            The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

14.2            This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

14.3            This Plan shall be governed by and construed in accordance with the laws of the State of Delaware.

14.4            This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

14.5            It is expressly agreed that the obligations of the Funds shall not be binding upon any of the Trust’s Trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Funds as provided in the Trust Instrument. No other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein. The Trust, Acquiring Fund and Acquired Fund shall not seek satisfaction of any obligation or liability from shareholders of any other Fund, or the trustees, officers, employees or agents of the Trust. The execution and delivery of this Plan have been authorized by the Trustees of the Trust and signed by authorized officers of the Trust acting as such.

Neither the authorization of such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Funds as provided in the Trust Instrument.

[Signature Page Follows]

IN WITNESS WHEREOF, the parties have duly executed this Plan, all as of the date first written above.

WILMINGTON FUNDS

By:

Name:

Title:

WILMINGTON FUNDS MANAGEMENT CORPORATION, with respect to the agreements described in Article II, Section 2.5(a), and in Article IX, Section 9.1 of the Plan

By:

Name:

Title:

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlight tables below are intended to help you understand the Wilmington Intermediate-Term Bond Fund’s and Wilmington Broad Market Bond Fund’s financial performance for the past five fiscal years. The information for the 2017-2020 fiscal years is included in the Wilmington Intermediate-Term Bond Fund’s prospectus and Wilmington Broad Market Bond Fund’s prospectus which are each incorporated herein by reference. The information for the 2021 fiscal year [will be included in the Funds’ annual report for the period ended April 30, 2021]. The fiscal year end for both the Wilmington Intermediate-Term Bond Fund and the Wilmington Broad Market Bond Fund is April 30.

The information for the fiscal periods ended April 30, 2019, April 30, 2018, and April 30, 2017 was audited by Ernst & Young, LLP, the Funds’ previous independent registered public accounting firm. The information for the fiscal periods ended April 30, 2020 and April 30, 2021 has been audited by [--------], independent registered public accounting firm, whose reports, along with the Funds’ audited financial statements, are included in the April 30, 2021 Annual Reports of the Trust, which are available upon request.

Wilmington Intermediate-Term Bond Fund

	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
CLASS A
Net Asset Value, Beginning of Period	$10.19	$ 9.81	$ 9.58	$ 9.88	$ 10.01
Income (Loss) From Operations:
Net Investment Income(a)	0.16	0.19	0.19	0.16	0.13
Net Realized and Unrealized Gain (Loss)	0.05	0.44	0.23	(0.27)	(0.12)

Total Income (Loss) From Operations	0.21	0.63	0.42	(0.11)	0.01

Less Distributions From:
Net Investment Income	(0.16)	(0.19)	(0.19)	(0.16)	(0.13)
Net Realized Gains	(0.19)	(0.06)	0.00 (b)	(0.03)	(0.01)

Total Distributions	(0.35)	(0.25)	(0.19)	(0.19)	(0.14)

Net Asset Value, End of Period	$10.05	$10.19	$ 9.81	$ 9.58	$ 9.88

Total Return(c)	1.98%	6.49%	4.47%	(1.14)%	0.16%
Net Assets, End of Period (000’s)	$1,077	$1,550	$1,763	$1,912	$2,765
Ratios to Average Net Assets
Gross Expense(d)	1.49%	1.40%	1.32%	1.26%	1.18%
Net Expense(d),(e)	0.80%	0.80%	0.80%	0.83%	0.86%
Net Investment Income	1.54%	1.92%	1.96%	1.65%	1.32%
Portfolio Turnover Rate	35%	35%	25%	30%	39%

	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
CLASS I
Net Asset Value, Beginning of Period	$10.20	$ 9.81	$ 9.59	$ 9.88	$10.02
Income (Loss) From Operations:
Net Investment Income(a)	0.19	0.22	0.22	0.19	0.17
Net Realized and Unrealized Gain (Loss)	0.05	0.45	0.22	(0.26)	(0.13)

Total Income (Loss) From Operations	0.24	0.67	0.44	(0.07)	0.04

Less Distributions From:
Net Investment Income	(0.19)	(0.22)	(0.22)	(0.19)	(0.17)

Net Realized Gains	(0.19)	(0.06)	0.00 (b)	(0.03)	(0.01)

Total Distributions	(0.38)	(0.28)	(0.22)	(0.22)	(0.18)

Net Asset Value, End of Period	$ 10.06	$ 10.20	$ 9.81	$ 9.59	$ 9.88

Total Return(c)	2.32%	6.92%	4.68%	(0.72)%	0.40%
Net Assets, End of Period (000’s)	$42,921	$47,961	$76,471	$82,301	$127,103
Ratios to Average Net Assets
Gross Expense(d)	1.18%	1.15%	1.07%	1.01%	0.93%

Net Expense(d),(e)	0.49%	0.49%	0.49%	0.52%	0.53%
Net Investment Income	1.85%	2.23%	2.26%	1.96%	1.66%
Portfolio Turnover Rate	35%	35%	25%	30%	39%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Represents less than $0.005.

(c)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(d)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

Wilmington Broad Market Bond Fund

	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
CLASS A
Net Asset Value, Beginning of Period	$10.39	$ 9.71	$ 9.51	$ 9.78	$ 9.94
Income (Loss) From Operations:
Net Investment Income(a)	0.18	0.21	0.21	0.18	0.16
Net Realized and Unrealized Gain (Loss)	(0.13)	0.69	0.21	(0.26)	(0.14)

Total Income (Loss) From Operations	0.05	0.90	0.42	(0.08)	0.02

Less Distributions From:
Net Investment Income	(0.18)	(0.22)	(0.22)	(0.19)	(0.18)
Net Realized Gains	(0.01)	—	—	—	—

Total Distributions	(0.19)	(0.22)	(0.22)	(0.19)	(0.18)

Net Asset Value, End of Period	$10.25	$10.39	$ 9.71	$ 9.51	$ 9.78

Total Return(b)	0.51%	9.35%	4.45%	(0.81)%	0.22%
Net Assets, End of Period (000’s)	$2,234	$3,242	$3,501	$4,074	$4,503
Ratios to Average Net Assets
Gross Expense(c)	1.06%	1.07%	1.08%	1.09%	1.09%
Net Expense(c),(d)	0.81%	0.83%	0.83%	0.87%	0.89%
Net Investment Income	1.74%	2.06%	2.18%	1.82%	1.62%
Portfolio Turnover Rate	34%	46%	36%	34%	32%

	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
CLASS I
Net Asset Value, Beginning of Period	$ 10.22	$ 9.55	$ 9.35	$ 9.62	$ 9.78
Income (Loss) From Operations:
Net Investment Income(a)	0.21	0.24	0.24	0.21	0.19
Net Realized and Unrealized Gain (Loss)	(0.12)	0.68	0.21	(0.26)	(0.14)

Total Income (Loss) From Operations	0.09	0.92	0.45	(0.05)	0.05

Less Distributions From:
Net Investment Income	(0.22)	(0.25)	(0.25)	(0.22)	(0.21)
Net Realized Gains	(0.01)	—	—	—	—

Total Distributions	(0.23)	(0.25)	(0.25)	(0.22)	(0.21)

Net Asset Value, End of Period	$ 10.08	$ 10.22	$ 9.55	$ 9.35	$ 9.62

Total Return(b)	0.83%	9.74%	4.84%	(0.52)%	0.54%
Net Assets, End of Period (000’s)	$623,556	$535,825	$544,092	$506,940	$503,184

Ratios to Average Net Assets
Gross Expense(c)	0.75%	0.82%	0.83%	0.84%	0.84%
Net Expense(c),(d)	0.47%	0.49%	0.49%	0.53%	0.55%
Net Investment Income	2.07%	2.40%	2.52%	2.18%	1.96%
Portfolio Turnover Rate	34%	46%	36%	34%	32%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

PART B

STATEMENT OF ADDITIONAL INFORMATION

                         , 2021

WILMINGTON FUNDS

1100 North Market Street 9th Floor

Wilmington, Delaware 19890

(800) 836-2211

Wilmington Intermediate-Term Bond Fund

This Statement of Additional Information (“SAI”) relates to the                         , 2021 Combined Prospectus/Information Statement (the “Prospectus/Information Statement”) which describes a reorganization (the “Transaction”) of the Wilmington Intermediate-Term Bond Fund (the “Acquired Fund”) into the Wilmington Broad Market Bond Fund (the “Acquiring Fund”). Both the Acquired Fund and the Acquiring Fund are series of Wilmington Funds (the “Trust”). As a result of the Transaction, Acquired Fund shareholders will be issued shares of the Acquiring Fund (“Acquiring Fund Shares”) as shown below.

Acquired Fund	Acquiring Fund
Wilmington Intermediate-Term Bond Fund	Wilmington Broad Market Bond Fund
Class A	Class A
Class I	Class I

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement relating specifically to the Transaction. A copy of the Prospectus/Information Statement may be obtained upon request and without charge by calling the Trust at (800) 836-2211.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Information Statement. The Transaction will occur in accordance with the terms of the Plan of Reorganization.

1

Table of Contents

GENERAL INFORMATION	2
INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE SAI	2
PRO FORMA FINANCIAL INFORMATION	2

General Information

This SAI relates to (i) the transfer of substantially all of the property, assets and goodwill of the Acquired Fund to the Acquiring Fund, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of all of the Acquired Fund’s liabilities; (iii) the distribution of Acquiring Fund Shares to the shareholders of the Acquired Fund; and (iv) the termination, dissolution and complete liquidation of the Acquired Fund as soon as practicable after the closing. The reorganization of the Acquired Fund into the Acquiring Fund is currently expected to occur on or around August 23, 2021, at which time there will be a pro rata distribution of Acquiring Fund Shares to the shareholders of the Acquired Fund according to their interests in complete liquidation of the Acquired Fund. Further information is included in the Prospectus/Information Statement and in the documents, listed below, that are incorporated by reference into this SAI.

Incorporation of Documents by Reference into the SAI

This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.	Statement of Additional Information dated August 31, 2020, as revised and supplemented to date, with respect to the Acquired Fund and Acquiring Fund (previously filed on EDGAR, Accession No. 0001193125-20-230030).

2.	The audited financial statements and related report of [ ], the independent registered accounting firm, included in the Acquired Fund’s and Acquiring Fund’s Annual Report to Shareholders for the reporting period ended April 30, 2021 (previously filed on EDGAR, Accession No. [ ]). No other parts of the Annual Report are incorporated herein by reference.

Pro Forma Financial Information

The Transaction is not subject to the pro forma financial statements under Item 11.01 of Regulation S-X because the net asset value of the Acquired Fund does not exceed 10 percent of the Acquiring Fund’s net asset value.

2

PART C: OTHER INFORMATION

Item 15. Indemnification

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues. Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16. Exhibits

(1)	Conformed copy of Amended and Restated Agreement and Declaration of Trust of Wilmington Funds, dated March 6, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(2)(a)	Copy of Amended and Restated By-Laws of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(2)(b)	Copy of Amendment #1 to the Amended and Restated By-Laws of MTB Group of Funds, dated June 24, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(2)(c)	Copy of Amendment #2 to the Amended and Restated By-Laws of MTB Group of Funds, dated September 15, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(2)(d)	Copy of Amendment #3 to the Amended and Restated By-Laws of MTB Group of Funds, dated December 7, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization attached as an exhibit to the Prospectus/Information Statement and incorporated herein by reference.

(5)	See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of Registrant’s Amended and Restated Agreement and Declaration of Trust, and see Article II, “Meetings of Shareholders,” of Registrant’s Amended and Restated By-Laws.

(6)(a)	Investment Advisory Contract, dated March 12, 2012, between the Registrant and Wilmington Funds Management Corporation, incorporated by reference to Registrant’s Post-Effective Amendment No. 102 on Form N-1A filed August 28, 2012.

(6)(b)	Sub-Advisory Contract, dated March 12, 2012, among the Registrant, Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc., incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(6)(d)	Sub-Advisory Agreement for Wilmington Real Asset Fund (Parametric Risk Advisors, LLC), dated September 23, 2014, incorporated by reference to Registrant’s Post-Effective Amendment No. 111 on Form N-1A filed August 24, 2015.

(6)(e)	Sub-Advisory Agreement for Wilmington International Fund (Allianz Global Investors U.S. LLC) dated September 30, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 132 on Form N-1A filed August 22, 2017.

(6)(g)	Sub-Advisory Agreement for Wilmington International Fund (AXA Investment Managers, Inc.), dated September 30, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 132 on Form N-1A filed August 22, 2017.

(6)(h)	Sub-Advisory Agreement for Wilmington International Fund (Berenberg Asset Management LLC), dated September 30, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 132 on Form N-1A filed August 22, 2017.

(6)(i)	Sub-Advisory Agreement for Wilmington International Fund (Nikko Asset Management Americas, Inc.), dated September 30, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 132 on Form N-1A filed August 22, 2017.

(6)(j)	Sub-Advisory Agreement for Wilmington International Fund (Schroder Investment Management North America, Inc.), dated September 30, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 132 on Form N-1A filed August 22, 2017.

(6)(k)	Sub-Advisory Agreement for Wilmington Global Alpha Equities Fund (Wellington Capital Management LLP) dated December 1, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 132 on Form N-1A filed August 22, 2017.

(7)(a)(i)	Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated November 11, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(7)(a)(ii)	Amendment to Distribution Agreement between Registrant and ALPS Distributors, Inc., dated May 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(7)(a)(iii)	Interim Distribution Agreement between Registrant and ALPS Distributors, Inc. dated April 16, 2018, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed August 28, 2018.

(7)(b)	Form of Broker-Dealer Selling Agreement of the Registrant, incorporated by reference to Exhibit 7(b) to Registrant’s Registration Statement on Form N-14, No. 333-199580, filed October 24, 2014.

(7)(c)	Form of Intermediary Servicing Agreement of the Registrant, incorporated by reference to Exhibit 7(c) to Registrant’s Registration Statement on Form N-14, No. 333-199580, filed October 24, 2014.

(7)(d)	Form of Recordkeeping Agreement of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(8)	Not applicable.

(9)(a)	Custody Agreement between the Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(9)(b)	Form of Schedule II to the Custody Agreement between the Registrant and The Bank of New York, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(10)(a)	Conformed copy of Rule 12b-1 Plan of the Registrant, dated September 15, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 132 on Form N-1A filed August 22, 2017.

(10)(b)	Conformed copy of Contract Defining Responsibility for Fees Under Non-Conforming Dealer Agreements, effective December 9, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(10)(c)	Conformed copy of Multiple Class Plan of the Registrant, dated July 2019, incorporated by reference to Registrant’s Post-Effective Amendment No. 151 on Form N-1A filed August 29, 2019.

(11)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (filed herewith).

(12)	Not applicable.

(13)(a)(i)	Agreement for Administrative Services between the Registrant and Wilmington Funds Management Corporation, dated October 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(13)(a)(ii)	Amendment No. 1 to Agreement for Administrative Services between Registrant and Wilmington Funds Management Corporation dated October 1, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1 filed August 22, 2014.

(13)(b)(i)	Fund Administration and Accounting Agreement between Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(13)(b)(ii)	Form of Exhibit A to the Fund Administration and Accounting Agreement between Registrant and The Bank of New York, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(13)(c)	Conformed copy of Shareholder Services Plan dated September 15, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 132 on Form N-1A filed August 22, 2017.

(13)(d)	Conformed copy of Indemnification Agreement of the Registrant; dated December 13, 2001, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(13)(e)	Conformed copy of Service Mark License Agreement, dated September 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(13)(f)	Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated February 17, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 102 on Form N-1A filed April 17, 2012.

(13)(g)	Conformed copy of June 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(13)(h)	Conformed copy of August 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(13)(i)	Conformed copy of Fax-in Processing Instructions, all exhibits have been filed electronically.

(13)(j)	Conformed copy of Initial Capital Understanding, incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994.

(14)	Not applicable.

(15)	Not applicable.

(16)(a)	Conformed copy of Trustees’ Powers of Attorney (filed herewith).

(16)(b)	Conformed copy of Officer’s Power of Attorney (filed herewith).

(16)(c)	Conformed Secretary’s Certificate (filed herewith).

(17)	Not applicable.

Item 17. Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, and the State of New York on June 15, 2021.

WILMINGTON FUNDS

By:	/s/ LISA R. GROSSWIRTH*
Lisa R. Grosswirth
Secretary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on June _15, 2021.

Name	Title	Date
NICHOLAS A. GIORDANO*	Chairman of the Board and Trustee
Nicholas A. Giordano		June 15, 2021

CHRISTOPHER W. ROLEKE*
Christopher W. Roleke	Principal Executive Officer	June 15, 2021
(Principal Executive Officer)

ARTHUR JASION*
Arthur Jasion	Principal Financial Officer	June 15, 2021
(Principal Financial Officer)

DOMINICK D’ERAMO*	Trustee
Dominick D’Eramo		June 15, 2021

ROBERT H. ARNOLD*
Robert H. Arnold	Trustee	June 15, 2021

DONALD E. FOLEY*
Donald E. Foley	Trustee	June 15, 2021

GREGORY P. CHANDLER*
Gregory P. Chandler	Trustee	June 15, 2021

VALERIE J. SILL*
Valerie J. Sill	Trustee	June 15, 2021

By:	/s/ LISA R GROSSWIRTH		June 15, 2021
	Lisa R. Grosswirth	As Attorney-In-Fact for
	Secretary	the persons listed above
*	By Power of Attorney